RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of Compensation Paid or Payable to Key Management	Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2025	2024	2023
Remuneration to key management and executive directors	5,903	6,201	5,033
Non-executive directors’ fees	1,073	984	1,225
	6,976	7,185	6,258

Schedule of Transactions Carried Out with Related Parties
The following transactions were carried out with related parties:

	Year ended December 31,
	2025	2024	2023
Expenses
Remuneration expense	3,026	4,178	3,731
Share-based payments	3,950	3,007	2,527
	6,976	7,185	6,258

Schedule of Awards Held by Related Parties
As at December 31, 2025 and 2024, the following share options, RSUs and restricted shares were held by related parties:

	2025	2024
Share options	4,700,108	4,671,768
RSUs	365,356	222,113
Restricted shares	44,086	56,995